Quarterly Report
August 31, 2022
MFS®  Intermediate High
Income Fund
CIH-Q3

Portfolio of Investments
8/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 141.2%
Aerospace & Defense – 3.3%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$89,000	$87,055
Bombardier, Inc., 7.125%, 6/15/2026 (n)		97,000	92,429
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		200,000	164,000
Moog, Inc., 4.25%, 12/15/2027 (n)		256,000	234,330
TransDigm, Inc., 6.25%, 3/15/2026 (n)		200,000	196,500
TransDigm, Inc., 6.375%, 6/15/2026		185,000	177,600
TransDigm, Inc., 5.5%, 11/15/2027		130,000	116,987
TransDigm, Inc., 4.625%, 1/15/2029		147,000	124,306
			$1,193,207
Automotive – 4.0%
Clarios Global LP/Clarios U.S. Finance Cois, 8.5%, 5/15/2027 (n)		$260,000	$255,476
Dana, Inc., 5.375%, 11/15/2027		113,000	100,748
Dana, Inc., 4.25%, 9/01/2030		95,000	76,679
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		140,000	109,200
Ford Motor Co., 5.113%, 5/03/2029		210,000	194,077
Ford Motor Co., 4.75%, 1/15/2043		155,000	115,948
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025		200,000	188,940
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		210,000	197,925
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		130,000	105,669
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)		120,000	87,000
			$1,431,662
Broadcasting – 4.4%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$144,000	$123,840
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)		305,000	257,780
iHeartCommunications, Inc., 8.375%, 5/01/2027		94,000	82,793
Netflix, Inc., 5.875%, 11/15/2028		205,000	207,298
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)		180,000	162,895
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		200,000	173,872
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	90,105	77,965
Univision Communications, Inc., 4.5%, 5/01/2029 (n)		$220,000	192,445
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		350,000	301,000
			$1,579,888
Brokerage & Asset Managers – 3.1%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)		$160,000	$160,064
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		140,000	120,590
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		290,000	272,860
LPL Holdings, Inc., 4%, 3/15/2029 (n)		216,000	191,251
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		125,000	110,006
NFP Corp., 4.875%, 8/15/2028 (n)		155,000	137,542
NFP Corp., 6.875%, 8/15/2028 (n)		173,000	142,158
			$1,134,471
Building – 5.8%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		$365,000	$330,150
Advanced Drainage Systems, Inc., 6.375%, 6/15/2030 (n)		110,000	106,427
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		100,000	80,680
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		255,000	216,431
Interface, Inc., 5.5%, 12/01/2028 (n)		245,000	213,995
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		115,000	94,447
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		158,000	136,633
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		205,000	192,147
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)		135,000	122,459
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)		170,000	141,030

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	$115,000	$100,526
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	241,000	191,360
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	40,000	29,329
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	140,000	122,659
		$2,078,273
Business Services – 2.7%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)	$84,000	$79,702
HealthEquity, Inc., 4.5%, 10/01/2029 (n)	225,000	197,897
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	100,000	91,750
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	155,000	142,267
Nielsen Finance LLC, 4.5%, 7/15/2029 (n)	130,000	130,491
Switch Ltd., 3.75%, 9/15/2028 (n)	180,000	178,360
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	160,000	161,534
		$982,001
Cable TV – 11.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)	$145,000	$137,633
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	651,000	559,557
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	220,000	185,014
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)	240,000	195,827
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	155,000	118,011
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	200,000	181,672
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	400,000	309,776
DISH DBS Corp., 7.75%, 7/01/2026	100,000	78,842
DISH DBS Corp., 5.25%, 12/01/2026 (n)	155,000	127,972
DISH DBS Corp., 5.125%, 6/01/2029	135,000	79,988
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	180,000	169,891
Sirius XM Holdings, Inc., 3.875%, 9/01/2031 (n)	230,000	185,725
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)	163,000	142,018
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	390,000	364,681
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	400,000	364,000
Videotron Ltd., 5.125%, 4/15/2027 (n)	194,000	181,875
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	225,000	177,739
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	225,000	192,160
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	400,000	320,200
		$4,072,581
Chemicals – 3.8%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	$150,000	$138,938
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	320,000	265,227
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)	188,000	154,515
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	193,000	167,669
Herens Holdco S.à r.l., 4.75%, 5/15/2028 (n)	200,000	169,484
Ingevity Corp., 3.875%, 11/01/2028 (n)	225,000	194,625
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	125,000	105,289
S.P.C.M. S.A., 3.125%, 3/15/2027 (n)	200,000	177,500
		$1,373,247
Computer Software – 1.9%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$120,000	$111,600
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)	50,000	42,800
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)	215,000	177,719
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)	180,000	159,750
PTC, Inc., 3.625%, 2/15/2025 (n)	160,000	150,301
PTC, Inc., 4%, 2/15/2028 (n)	45,000	41,150
		$683,320

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 2.7%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	$385,000	$372,445
Fair Isaac Corp., 4%, 6/15/2028 (n)	36,000	31,801
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	270,000	255,839
Viavi Solutions, Inc., 3.75%, 10/01/2029 (n)	235,000	201,648
Virtusa Corp., 7.125%, 12/15/2028 (n)	150,000	118,500
		$980,233
Conglomerates – 4.1%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$128,000	$117,760
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	335,000	298,988
Gates Global LLC, 6.25%, 1/15/2026 (n)	190,000	180,025
Griffon Corp., 5.75%, 3/01/2028	241,000	222,925
Madison IAQ LLC, 5.875%, 6/30/2029 (n)	194,000	159,592
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	140,000	138,950
TriMas Corp., 4.125%, 4/15/2029 (n)	390,000	342,225
		$1,460,465
Construction – 2.2%
Empire Communities Corp., 7%, 12/15/2025 (n)	$155,000	$133,277
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	95,000	83,660
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	155,000	125,596
Meritage Homes Corp., 3.875%, 4/15/2029 (n)	160,000	135,957
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)	165,000	151,125
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	191,000	158,330
		$787,945
Consumer Products – 1.7%
Mattel, Inc., 3.375%, 4/01/2026 (n)	$147,000	$133,560
Mattel, Inc., 5.875%, 12/15/2027 (n)	109,000	108,536
Mattel, Inc., 5.45%, 11/01/2041	55,000	50,269
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	175,000	161,420
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	70,000	56,005
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)	155,000	111,941
		$621,731
Consumer Services – 5.6%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)	$114,000	$106,737
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	190,000	171,087
ANGI Group LLC, 3.875%, 8/15/2028 (n)	232,000	175,740
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	180,000	140,796
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	363,000	307,165
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	126,000	114,840
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	15,000	11,734
Match Group, Inc., 5%, 12/15/2027 (n)	185,000	170,662
Match Group, Inc., 4.625%, 6/01/2028 (n)	215,000	191,350
Match Group, Inc., 4.125%, 8/01/2030 (n)	65,000	53,784
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	130,000	101,851
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)	115,000	86,475
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	283,000	242,691
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)	134,000	129,172
		$2,004,084
Containers – 4.8%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)	$200,000	$155,112
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)	200,000	172,500
Ardagh Metal Packaging Finance USA LLC, 4%, 9/01/2029 (n)	200,000	162,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	255,000	184,331
Ball Corp., 3.125%, 9/15/2031	165,000	133,638
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)	275,000	222,755

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – continued
Crown Americas LLC, 5.25%, 4/01/2030 (n)	$155,000	$148,800
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	255,000	239,056
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	130,000	125,369
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	200,000	190,133
		$1,733,694
Electrical Equipment – 0.5%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$209,000	$164,946
Electronics – 2.9%
Entegris, Inc., 4.375%, 4/15/2028 (n)	$85,000	$75,029
Entegris, Inc., 3.625%, 5/01/2029 (n)	110,000	92,642
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	130,000	130,551
Sensata Technologies B.V., 5%, 10/01/2025 (n)	285,000	279,020
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)	200,000	195,496
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	125,000	111,373
Synaptics, Inc., 4%, 6/15/2029 (n)	200,000	171,878
		$1,055,989
Energy - Independent – 5.2%
Antero Resources Corp., 7.625%, 2/01/2029 (n)	$140,000	$142,406
CNX Resources Corp., 6%, 1/15/2029 (n)	162,000	152,312
Colgate Energy Partners III LLC, 7.75%, 2/15/2026 (n)	30,000	29,974
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	220,000	209,984
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)	155,000	142,359
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	120,000	114,246
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)	90,000	81,854
Occidental Petroleum Corp., 5.875%, 9/01/2025	165,000	169,128
Occidental Petroleum Corp., 6.625%, 9/01/2030	278,000	296,987
Occidental Petroleum Corp., 6.6%, 3/15/2046	115,000	126,580
SM Energy Co., 5.625%, 6/01/2025	95,000	92,388
SM Energy Co., 6.5%, 7/15/2028	100,000	96,300
Southwestern Energy Co., 5.7%, 1/23/2025	13,300	13,300
Southwestern Energy Co., 8.375%, 9/15/2028	90,000	94,675
Southwestern Energy Co., 5.375%, 3/15/2030	120,000	112,474
		$1,874,967
Entertainment – 3.5%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	$405,000	$344,797
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	150,000	116,625
Life Time, Inc., 5.75%, 1/15/2026 (n)	160,000	144,096
Life Time, Inc., 8%, 4/15/2026 (n)	45,000	39,723
Motion Bondco DAC, 6.625%, 11/15/2027 (n)	200,000	171,786
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	70,000	56,605
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	105,000	81,231
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	190,000	143,450
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	200,000	174,216
		$1,272,529
Financial Institutions – 4.0%
Avation Capital S.A., 8.25%, (8.25% cash or 9% PIK) 10/31/2026 (n)(p)	$203,202	$158,498
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	185,000	174,535
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)	483,020	390,773
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	236,000	194,792
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	215,000	191,224
OneMain Finance Corp., 6.875%, 3/15/2025	95,000	92,342
OneMain Finance Corp., 7.125%, 3/15/2026	85,000	79,177
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)	215,000	173,075
		$1,454,416

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 5.0%
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	$270,000	$267,638
BellRing Brands, Inc., 7%, 3/15/2030 (n)	195,000	186,223
Lamb Weston Holdings, Inc., 4.125%, 1/31/2030 (n)	340,000	306,425
Performance Food Group Co., 5.5%, 10/15/2027 (n)	240,000	226,231
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	184,000	174,800
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	260,000	225,801
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	255,000	217,973
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	230,000	204,979
		$1,810,070
Gaming & Lodging – 8.7%
Boyd Gaming Corp., 4.75%, 12/01/2027	$115,000	$107,349
Boyd Gaming Corp., 4.75%, 6/15/2031 (n)	75,000	65,250
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	130,000	104,565
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)	172,000	168,985
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	118,000	110,892
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)	283,000	244,164
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	221,000	178,417
International Game Technology PLC, 4.125%, 4/15/2026 (n)	200,000	183,335
International Game Technology PLC, 6.25%, 1/15/2027 (n)	200,000	195,862
Marriott Ownership Resorts, Inc., 4.5%, 6/15/2029 (n)	155,000	130,680
MGM China Holdings Ltd., 5.875%, 5/15/2026 (n)	200,000	169,500
Scientific Games Holdings LP/Scientific Games US Finco, Inc., 6.625%, 3/01/2030 (n)	143,000	127,171
VICI Properties LP / VICI Note Co., Inc., 4.625%, 6/15/2025 (n)	185,000	179,072
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	200,000	187,334
VICI Properties LP / VICI Note Co., Inc., 5.75%, 2/01/2027 (n)	75,000	73,840
VICI Properties LP / VICI Note Co., Inc., 3.875%, 2/15/2029 (n)	111,000	98,718
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/2030 (n)	45,000	39,566
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	200,000	180,842
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	229,000	204,809
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)	95,000	85,683
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	105,000	80,917
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	200,000	140,000
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	110,000	92,288
		$3,149,239
Industrial – 2.0%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)	$200,000	$178,118
APi Escrow Corp., 4.75%, 10/15/2029 (n)	255,000	210,965
Dycom Industries, Inc., 4.5%, 4/15/2029 (n)	125,000	111,579
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	240,000	215,712
		$716,374
Insurance - Health – 0.5%
Centene Corp., 3%, 10/15/2030	$200,000	$167,160
Insurance - Property & Casualty – 2.0%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$290,000	$263,407
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	145,000	120,526
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	70,000	67,816
Hub International Ltd., 5.625%, 12/01/2029 (n)	166,000	145,192
Ryan Specialty Group, 4.375%, 2/01/2030 (n)	145,000	130,681
		$727,622
Machinery & Tools – 0.6%
Terex Corp., 5%, 5/15/2029 (n)	$250,000	$223,675

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 8.9%
180 Medical, Inc., 3.875%, 10/15/2029 (n)		$200,000	$174,119
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)		260,000	236,569
Catalent Pharma Solutions, Inc., 2.375%, 3/01/2028	EUR	100,000	84,382
Catalent, Inc., 3.125%, 2/15/2029 (n)		$393,000	325,813
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		458,000	394,736
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)		110,000	95,500
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		270,000	167,319
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		135,000	102,266
DaVita, Inc., 4.625%, 6/01/2030 (n)		145,000	116,731
Encompass Health Corp., 5.75%, 9/15/2025		30,000	29,720
Encompass Health Corp., 4.75%, 2/01/2030		160,000	136,836
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)		400,000	386,556
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)		55,000	47,807
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)		155,000	147,693
Syneos Health, Inc., 3.625%, 1/15/2029 (n)		275,000	232,444
Tenet Healthcare Corp., 6.125%, 10/01/2028 (n)		287,000	263,322
Tenet Healthcare Corp., 6.125%, 6/15/2030 (n)		77,000	73,928
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)		150,000	133,977
U.S. Renal Care, Inc., 10.625%, 7/15/2027 (n)		135,000	63,822
			$3,213,540
Medical Equipment – 1.0%
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)		$106,000	$112,890
Teleflex, Inc., 4.625%, 11/15/2027		265,000	248,056
			$360,946
Metals & Mining – 5.4%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$225,000	$207,477
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		211,000	153,645
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)		185,000	176,163
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		135,000	110,849
Ero Copper Corp., 6.5%, 2/15/2030 (n)		78,000	58,455
FMG Resources Ltd., 4.375%, 4/01/2031 (n)		275,000	224,312
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)		196,000	167,232
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)		350,000	301,468
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)		125,000	98,416
Novelis Corp., 3.25%, 11/15/2026 (n)		123,000	109,470
Novelis Corp., 4.75%, 1/30/2030 (n)		210,000	182,700
Novelis Corp., 3.875%, 8/15/2031 (n)		93,000	75,066
Petra Diamonds US$ Treasury PLC, 10.5% PIK to 12/31/2022, 10.5% PIK/9.75% Cash to 6/30/2023, 9.75% Cash to 3/08/2026 (n)(p)		91,490	87,830
			$1,953,083
Midstream – 7.9%
Cheniere Energy Partners LP, 4.5%, 10/01/2029		$130,000	$119,707
Cheniere Energy Partners LP, 4%, 3/01/2031		280,000	245,350
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		164,000	143,989
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		254,000	217,170
EnLink Midstream LLC, 6.5%, 9/01/2030 (n)		220,000	218,900
EQM Midstream Partners LP, 6%, 7/01/2025 (n)		18,000	17,360
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)		32,000	30,888
EQM Midstream Partners LP, 5.5%, 7/15/2028		430,000	393,132
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)		90,000	77,507
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)		190,000	180,749
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		280,000	242,101
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029		270,000	275,916
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031		192,000	177,980
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)		245,000	213,762
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		165,000	143,209
Western Midstream Operating LP, 4.3%, 2/01/2030		86,000	77,615

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Western Midstream Operation LP, 4.65%, 7/01/2026	$65,000	$61,858
		$2,837,193
Network & Telecom – 0.5%
Iliad Holding S.A.S., 7%, 10/15/2028 (n)	$200,000	$180,966
Oil Services – 0.3%
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	$120,000	$117,150
Oils – 0.7%
Parkland Corp., 4.625%, 5/01/2030 (n)	$305,000	$261,810
Personal Computers & Peripherals – 0.7%
NCR Corp., 5%, 10/01/2028 (n)	$195,000	$183,544
NCR Corp., 5.125%, 4/15/2029 (n)	80,000	74,701
		$258,245
Pharmaceuticals – 2.0%
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	$350,000	$131,250
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)	95,000	37,050
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	400,000	360,696
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	200,000	175,000
		$703,996
Pollution Control – 1.4%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)	$70,000	$66,795
GFL Environmental, Inc., 4%, 8/01/2028 (n)	180,000	152,100
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	65,000	56,388
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)	80,000	67,800
Stericycle, Inc., 3.875%, 1/15/2029 (n)	178,000	154,192
		$497,275
Precious Metals & Minerals – 0.5%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$165,000	$82,500
Taseko Mines Ltd., 7%, 2/15/2026 (n)	120,000	98,965
		$181,465
Printing & Publishing – 0.7%
Cimpress N.V., 7%, 6/15/2026 (n)	$300,000	$239,077
Real Estate - Other – 0.4%
XHR LP, REIT, 4.875%, 6/01/2029 (n)	$180,000	$158,816
Restaurants – 0.3%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)	$140,000	$114,162
Retailers – 2.0%
Asbury Automotive Group, Inc., 4.5%, 3/01/2028	$20,000	$17,861
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)	181,000	155,208
Bath & Body Works, Inc., 5.25%, 2/01/2028	450,000	403,263
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)	180,000	142,650
		$718,982
Specialty Chemicals – 0.3%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$101,000	$93,930

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 1.4%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$184,000	$157,206
Michael Cos., Inc., 5.25%, 5/01/2028 (n)	105,000	80,504
Michael Cos., Inc., 7.875%, 5/01/2029 (n)	125,000	83,125
Penske Automotive Group Co., 3.75%, 6/15/2029	204,000	172,556
		$493,391
Supermarkets – 1.1%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	$270,000	$246,380
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)	175,000	143,815
		$390,195
Telecommunications - Wireless – 4.4%
Altice France S.A., 6%, 2/15/2028 (n)	$200,000	$135,619
SBA Communications Corp., 3.875%, 2/15/2027	191,000	173,863
SBA Communications Corp., 3.125%, 2/01/2029	305,000	251,297
Sprint Capital Corp., 6.875%, 11/15/2028	360,000	380,140
Sprint Corp., 7.125%, 6/15/2024	70,000	72,272
Sprint Corp., 7.625%, 3/01/2026	420,000	444,203
T-Mobile USA, Inc., 2.625%, 4/15/2026	155,000	143,433
		$1,600,827
Tobacco – 0.3%
Vector Group Ltd., 5.75%, 2/01/2029 (n)	$105,000	$91,014
Utilities - Electric Power – 4.7%
Calpine Corp., 4.5%, 2/15/2028 (n)	$238,000	$217,706
Calpine Corp., 5.125%, 3/15/2028 (n)	255,000	226,467
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	130,000	121,712
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	380,000	317,309
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	137,000	132,001
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)	29,000	28,275
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	150,000	138,750
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	155,000	146,010
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	285,000	261,222
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	110,000	97,389
		$1,686,841
Total Bonds		$50,886,693
Common Stocks – 2.1%
Cable TV – 0.2%
Intelsat Emergence S.A. (a)	2,070	$60,030
Construction – 0.0%
ICA Tenedora, S.A. de C.V. (a)(u)	11,385	$9,607
Oil Services – 0.2%
LTRI Holdings LP (a)(u)	200	$82,254
Special Products & Services – 1.7%
iShares iBoxx $ High Yield Corporate Bond ETF	8,000	$596,240
Total Common Stocks		$748,131

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)	216	$864
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)	216	702
Total Contingent Value Rights		$1,566
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	3/16/21	3,500	$122

Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 2.21% (v)	162,150	$162,150

Other Assets, Less Liabilities – (43.8)%		(15,770,525)
Net Assets – 100.0%		$36,028,137
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $162,150 and $51,636,512, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $43,135,965, representing 119.7% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 8/31/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	101,492	EUR	99,766	HSBC Bank	10/21/2022	$902
USD	92,740	EUR	90,036	State Street Bank Corp.	10/21/2022	1,962
						$2,864

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	8	$935,250	December – 2022	$2,471
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	3	$407,531	December – 2022	$(320)
At August 31, 2022, the fund had cash collateral of $6,990 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$596,240	$—	$82,254	$678,494
Luxembourg	—	61,596	—	61,596
Mexico	—	—	9,607	9,607
United Kingdom	—	122	—	122
U.S. Corporate Bonds	—	43,843,761	—	43,843,761
Foreign Bonds	—	7,042,932	—	7,042,932
Mutual Funds	162,150	—	—	162,150
Total	$758,390	$50,948,411	$91,861	$51,798,662
Other Financial Instruments
Futures Contracts – Assets	$2,471	$—	$—	$2,471
Futures Contracts – Liabilities	(320)	—	—	(320)
Forward Foreign Currency Exchange Contracts – Assets	—	2,864	—	2,864
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/21	$67,005
Change in unrealized appreciation or depreciation	24,978
Transfers out of level 3	(122)
Balance as of 8/31/22	$91,861
The net change in unrealized appreciation or depreciation from investments held as level 3 at August 31, 2022 is $25,317. At August 31, 2022, the fund held two level 3 securities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$828,333	$10,340,743	$11,006,802	$(118)	$(6)	$162,150
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,073	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.